CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS

Note 11 — CASH AND CASH EQUIVALENTS

	As of December 31,
	2024	2025	2025
	S$	S$	US$
Cash at banks	1,205,951	1,527,543	1,187,918
Deposit with online payment system	-	64,347	50,040
Fixed deposits (certificates of deposit)	-	5,778,450	4,493,701
Cash and cash equivalents per consolidated statement of cash flows	1,205,951	7,370,340	5,731,659

Certificates of deposit bear interest rate of 3.618% per annum and have original maturities of less than three months.